Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Taxation Charge
(a)	The amount of taxation charged to net profit represents:

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Current taxation - Enterprise income tax	614	6,397	9,457
Deferred taxation	167	(4,412)	(538)

Total tax charges	781	1,985	8,919

Summary of Reconciliation Between Group's Effective Tax Rate and the Statutory Tax Rate
(b)	The reconciliation between the Group’s effective tax rate and the statutory tax rate of 25% in the PRC (2018: 25%, 2017: 25%) is as follows:

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Profit before income tax	59,795	13,921	41,671
Tax computed at the statutory tax rate	14,949	3,480	10,418
Adjustment on current income tax of previous period (i)	(5,228)	(324)	(40)
Non-taxable income (ii)	(9,589)	(6,771)	(7,807)
Expenses not deductible for tax purposes (ii)	313	5,319	6,105
Unused tax losses	239	25	6
Tax losses utilised from previous periods	—	(86)	(15)
Others	97	342	252

Income tax at the effective tax rate	781	1,985	8,919

(i)
According to Cai Shui [2019] No.72, Notice on
Pre-tax
Deduction Policy of Commissions and Handling Charges for Insurance Companies, the commissions and handling charges incurred by insurance companies related to its operating activities, which do not exceed 18% of the total premium income of the year after deducting surrender premium, etc., are allowed to be deducted in calculating the taxable income, and the excessive part is allowed to be brought forward to the subsequent years. This notice issued above was effective from 1 January 2019 and applicable to the final settlement and payment of enterprise income tax filing for the year ended 31 December 2018. Accordingly, the Company’s current income tax was deducted by RMB5,154 million regarding to the final settlement and payment.

(ii)
Non-taxable
income mainly includes interest income from government bonds, and dividend income from applicable equity securities, etc. Expenses not deductible for tax purposes mainly include donations and other expenses that do not meet the criteria for deduction according to the relevant tax regulations.

Summary of Movements in Deferred Tax Assets and Liabilities
(c)	As at 31 December 2019 and 31 December 2018, the amounts of deferred tax assets and liabilities are as follows:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Deferred tax assets	13,352	10,160
Deferred tax liabilities	(23,554)	(8,903)

Net deferred tax assets	128	1,257
Net deferred tax liabilities	(10,330)	—

As at 31 December 2019 and 31 December 2018, deferred income tax was calculated in full on temporary differences under the liability method using the principal tax rate of 25%. The movements in net deferred income tax assets and liabilities during the period are as follows:
Net deferred tax assets/(liabilities)

	Insurance RMB million	Investments RMB million	Others RMB million	Total RMB million
	(i)	(ii)	(iii)
As at 1 January 2018	(6,737)	(494)	2,360	(4,871)
(Charged)/credited to net profit	1,421	2,713	278	4,412
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	1,673	—	1,673
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	8	—	—	8
- Others	—	35	—	35

As at 31 December 2018	(5,308)	3,927	2,638	1,257

As at 1 January 2019	(5,308)	3,927	2,638	1,257
(Charged)/credited to net profit	1,985	(2,428)	276	(167)
(Charged)/credited to other comprehensive income
- Available-for-sale securities	—	(16,260)	—	(16,260)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	4,880	—	—	4,880
- Others	—	88	—	88

As at 31 December 2019	1,557	(14,673)	2,914	(10,202)

(i)
The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.

(ii)
The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale
securities, securities at fair value through profit or loss, and others.

(iii)	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.

Summary of Deferred Tax Assets and Deferred Tax Liabilities
(d)	The analysis of net deferred tax assets and deferred tax liabilities is as follows:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Deferred tax assets:
- deferred tax assets to be recovered after 12 months	7,508	3,947
- deferred tax assets to be recovered within 12 months	5,844	6,213

Subtotal	13,352	10,160

Deferred tax liabilities:
- deferred tax liabilities to be settled after 12 months	(19,906)	(7,490)
- deferred tax liabilities to be settled within 12 months	(3,648)	(1,413)

Subtotal	(23,554)	(8,903)

Net deferred tax liabilities	(10,202)	1,257